Other comprehensive income (loss) (Tables)	6 Months Ended
Sep. 30, 2018
Accumulated Other Comprehensive Income (loss)
Changes in accumulated other comprehensive income (loss)

	Millions of yen
	Six months ended September 30, 2017
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥47,767	¥9,860	¥(26)	¥9,834	¥57,601
Pension liability adjustment	(41,020)	(712)	1,075	363	(40,657)
Net unrealized gain on non-trading securities	20,344	971	104	1,075	21,419
Own credit adjustments	6,561	(9,270)	(69)	(9,339)	(2,778)

Total	¥33,652	¥849	¥1,084	¥1,933	¥35,585

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.

	Millions of yen
	Six months ended September 30, 2018
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥(15,596)	¥54,170	¥6,962	¥61,132	¥45,536
Pension liability adjustment	(47,837)	1,172	85	1,257	(46,580)
Net unrealized gain on non-trading securities(2)	—	—	—	—	—
Own credit adjustments	4,077	3,319	21	3,340	7,417

Total	¥(59,356)	¥58,661	¥7,068	¥65,729	¥6,373

(1)

Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for six months ended September 30, 2018 includes reclassification adjustment of ¥6,956 million for loss due to substantially complete liquidation of an investment in a foreign entity. The adjustment is recognized in Non-interest expenses-Other.

(2)

See Note 6 “Non-trading securities” for further information. As Nomura disposed of the interest in its insurance subsidiary, there are no unrealized gains and losses of non-trading securities recognized in other comprehensive income as of March 31 and September 30, 2018.

	Millions of yen
	Three months ended September 30, 2017
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥50,369	¥7,258	¥(26)	¥7,232	¥57,601
Pension liability adjustment	(42,626)	1,437	532	1,969	(40,657)
Net unrealized gain on non-trading securities	21,650	(448)	217	(231)	21,419
Own credit adjustments	1,695	(4,463)	(10)	(4,473)	(2,778)

Total	¥31,088	¥3,784	¥713	¥4,497	¥35,585

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.

	Millions of yen
	Three months ended September 30, 2018
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥16,263	¥22,368	¥6,905	¥29,273	¥45,536
Pension liability adjustment	(47,117)	494	43	537	(46,580)
Net unrealized gain on non-trading securities(2)	—	—	—	—	—
Own credit adjustments	8,307	(924)	34	(890)	7,417

Total	¥(22,547)	¥21,938	¥6,982	¥28,920	¥6,373

(1)

Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for three months ended September 30, 2018 includes reclassification adjustment of ¥6,956 million for loss due to substantially complete liquidation of an investment in a foreign entity. The adjustment is recognized in Non-interest expenses—Other.

(2)

See Note 6 “Non-trading securities” for further information. As Nomura disposed of the interest in its insurance subsidiary, there are no unrealized gains and losses of non-trading securities recognized in other comprehensive income as of March 31 and September 30, 2018.